Fellow Shareholders:

  The economy continues to exhibit remarkable growth with low inflation even after several years of strong performance. With inflation last year at 3.3 percent and the fourth-quarter 1996 GDP running at an annual rate of 4.7 percent, and the prospects good for continuing stability, many analysts see little cause for worry about the stock market.

  The Dow Jones industrial average (DJIA) has surpassed the level of 7,000, or about 6,000 points higher than the level of 1,000 in 1982, only 15 years ago. When you consider that the DJIA level was approximately 1,000 in 1966, the spectacular rise of this index in the past 15 years stands out in contrast with the flatness of the prior period. This upward movement of stock prices is strongly correlated to the extensive transformation of the national economy from technological discovery and accompanying increased output that we have experienced in recent years, a phenomenon which I disclosed to you a year ago.

  Looking ahead, we believe that there will be growth in 1997, but not at the level achieved in 1996. Some economists are predicting the following in 1997: retail sales increasing by 5% or less; fewer new vehicles in 1997 than in 1996; lower housing starts and building permits; slowing of inventory buildup; and lower exports. Despite these expectations, performance in 1997 should be reasonably good and the Fund will continue to participate in stocks of high quality companies.







                                        Sincerely,

                                        /s/ Charles W. Steadman

                                        Charles W. Steadman
                                        Chairman of the Board of
                                          Trustees and President

                           STEADMAN INVESTMENT FUND

                           Portfolio of Investments

                               December 31, 1996

                                  (Unaudited)

                                                                         Value
                                                        Shares          (Note 1)
                                                       --------         --------
          COMMON STOCKS--100%
Semiconductors--23.6%..............................
        Intel Corp. Warrants (a)...................     4,500           415,125
                                                                        -------
                               Total Semiconductors                     415,125
                                                                        -------
Computer Peripherals--12.7%
        Cisco Systems (a)..........................     3,500           222,688
                                                                        -------
                         Total Computer Peripherals                     222,688
                                                                        -------
Computer Systems Design--15.8%
        Oracle Corporation (a).....................     4,200           175,350
                                                                        -------
        Sun Microsystems (a).......................     4,000           102,750
                                                                        -------
                      Total Computer Systems Design                     278,210
                                                                        -------
Pharmaceutical--9.4%
        Regeneron Pharmaceuticals (a)..............     10,200          164,475
                                                                        -------
                              Total Pharmaceuticals                     164,475
                                                                        -------
Motor Vehicles--8.0%
        General Motors Class H.....................     2,500           140,625
                                                                        -------
                               Total Motor Vehicles                     140,625
                                                                        -------
Telephone Communications--7.9%
        Lucent Technology..........................     3,000           138,750
                                                                        -------
                     Total Telephone Communications                     138,750
                                                                        -------

                           STEADMAN INVESTMENT FUND

                           Portfolio of Investments
                               December 31, 1996
                                  (Unaudited)

                                                                        Value
                                                        Shares         (Note 1)
                                                       --------        --------

Medical Instruments--6.8%
        Boston Scientific (a).....................      2,000           120,000
                                                                     ----------
                         Total Medical Instruments                      120,000
                                                                     ----------
Computer Storage Equipment--6.7%
        Seagate Technology (a)....................      3,000           118,500
                                                                     ----------
                  Total Computer Storage Equipment                      118,500
                                                                     ----------
Oil & Gas Drilling--5.1%
        Unit Corporation (a)......................      9,000            88,875
                                                                     ----------
                          Total Oil & Gas Drilling                       88,875
                                                                     ----------
Information Processing--4.0%
        Imation Corporation (a)...................      2,500            70,312
                                                                     ----------
                      Total Information Processing                       70,312
                                                                     ----------

Total Portfolio of Investments (Cost $1,480,195)                     $1,757,450
                                                                     ==========
(a) Non-income producing security


    The accompanying notes are an integral part of the financial statements.

                           STEADMAN INVESTMENT FUND
                      Statement of Assets and Liabilities
                               December 31, 1996
                                  (Unaudited)


Assets:
         Investments at value (Cost $1,480,195) (Note 1).........  $ 1,757,450
         Cash and cash equivalents (Note 1)......................       20,837
         Interest receivable.....................................           33
         Receivable for securities sold..........................        4,140
                                                                   -----------
          Total assets...........................................    1,782,460
                                                                   -----------

Liabilities:
         Accounts payable and accrued expenses...................        9,263
         Investment advisory and service fees payable (Note 4)...        5,517
         Other payable to affiliate (Note 4).....................        7,424
                                                                   -----------
          Total liabilities......................................       22,204
                                                                   -----------
Net Assets.......................................................  $ 1,760,256
                                                                   ===========
Net assets consist of:
         Accumulated net investment loss.........................  $(1,790,955)
         Unrealized appreciation of investments..................      277,255
         Accumulated net realized losses.........................     (571,627)
         Capital paid in less distributions since inception......    3,845,583
                                                                   -----------
                                                                   $ 1,760,256
                                                                   ===========
Net asset value, offering price and redemption price per share
         ($1,760,256 divided by 1,994,864 shares of no par value
         trust shares)...........................................  $       .88
                                                                   ===========


    The accompanying notes are an integral part of the financial statements.

                           STEADMAN INVESTMENT FUND
               Statements of Operations for the six months ended
                         December 31, 1996 (Unaudited)


Investment Income:
   Dividends........................................................  $   4,070
   Interest.........................................................      4,095
                                                                      ----------
     Total income...................................................                 $   8,165

Expenses:
   Salaries and employee benefits (Note 4)..........................     39,116
   Shareholder servicing fee (Note 4)...............................     23,961
   Professional fees................................................     34,101
   Investment advisory fee (Note 4).................................      8,628
   Rent.............................................................      6,063
   Computer services................................................      2,088
   Reports to shareholders..........................................      3,638
   Trustees' fees and expenses (Note 4).............................      3,262
   Custodian fees...................................................      1,523
   Miscellaneous....................................................      1,421
                                                                      ----------
     Total expenses.................................................                   123,801
                                                                                     ----------

     Net investment loss............................................                  (115,636)
                                                                                     ----------

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
   Net realized loss from investment transactions...................                  (182,297)
   Change in unrealized appreciation/(depreciation) of investments..                   332,765
                                                                                     ----------
     Net gain on investments........................................                   150,468
                                                                                     ----------
     Net increase in net assets resulting from operations...........                 $  34,832
                                                                                     ==========


    The accompanying notes are an integral part of the financial statements.

                           STEADMAN INVESTMENT FUND
                      Statements of Changes in Net Assets

                                                                 For the 6 months          For the year        For the period
                                                                      ended               ended June 30,       January 1, 1995
                                                               December 31, 1996/(1)/          1996         through June 30, 1995*
                                                               ----------------------     --------------    ----------------------
Increase (decrease) in net assets from operations:
   Net investment loss.........................................     $  (115,636)            $ (111,105)          $  (46,458)
   Net realized gain (loss) from investment transactions.......        (182,297)                47,825             (242,568)
   Change in unrealized depreciation/appreciation..............         332,765               (271,135)             491,165
                                                                    ------------            -----------          -----------
     Net increase (decrease) in net assets resulting from
      operations.................................................        34,832               (334,415)             202,139

Decrease in net assets from trust share transactions
 (Note 2)......................................................         (38,043)              (200,097)             (63,007)
                                                                    ------------            -----------          -----------
Increase (decrease) in net assets..............................          (3,211)              (534,512)             139,132

Net assets at beginning of period..............................       1,763,467              2,297,979            2,158,847
                                                                    ------------            -----------          -----------
Net assets at end of period (including accumulated net
 investment loss of $1,790,955, $1,679,999 and
 $1,568,894 respectively)......................................     $ 1,760,256             $1,763,467           $2,297,979
                                                                    ============            ===========          ===========

(1) Unaudited
*The Fund's fiscal year-end was changed to June 30.



    The accompanying notes are an integral part of the financial statements.

                           STEADMAN INVESTMENT FUND
                             Financial Highlights

                                      For the 6 months       For the year    For the period
                                            ended                ended       January 1, 1995
                                     December 31, 1996/(1)/     June 30      through June 30   For the years ended December 31
                                         ----------           ----------       -----------     --------------------------------
                                            1996                 1996             1995*           1994       1993       1992
                                         ----------           ----------       -----------     ---------- ---------- ----------
Per Share Operating Performance:
   Net asset value, beginning of
   period..........................         $ .86               $1.02             $.93           $1.42      $1.38      $1.49
                                         ----------           ----------       -----------     ---------- ---------- ----------
     Net investment loss...........          (.05)               (.13)            (.02)           (.08)      (.06)      (.09)
     Net realized and unrealized
     gain (loss) on investments....           .07                (.03)             .11            (.41)       .10       (.02)
                                         ----------           ----------       -----------     ---------- ---------- ----------
     Total from investment
     operations....................           .02                (.16)             .09            (.49)       .04       (.11)
                                         ----------           ----------       -----------     ---------- ---------- ----------
   Net asset value, end of period..          $.88                $.86          $  1.02            $.93      $1.42      $1.38
                                         ==========           ==========       ===========     ========== ========== ==========
Ratios/Supplemental Data:
   Total return....................          4.65%**           (15.53)%          19.36%**       (34.51)%     2.89%     (7.05)%
   Ratio of expenses to average
   net assets......................         14.40%**            10.60%           10.54%**         8.90%      6.48%      7.78%
   Ratio of net investment loss to
   average net assets..............        (13.45)%**           (5.23)%          (4.24)%**       (6.65)%    (4.52)%    (6.09)%
   Portfolio turnover rate.........           211%**              382%             226%**          282%       179%       263%
   Net assets, end of period
   (in thousands)..................        $1,760              $1,763           $2,298          $2,159     $3,550     $3,781

  (1) Unaudited
  *The Fund's fiscal year-end was changed to June 30.
  **Annualized





    The accompanying notes are an integral part of the financial statements.

                           STEADMAN INVESTMENT FUND


Notes to Financial Statements

1. Significant accounting policies

   Steadman Investment Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company. During 1995, the Fund changed its fiscal year end from December 31 to June 30.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   Cash and cash equivalents

   Management defines cash equivalents as investments that mature in three months or less. All cash and cash equivalents are invested in a single money market fund maintained by the investment custodian.

   Security valuation

   Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Investments for which no sale was reported on that date are valued at the mean between the latest bid and asked prices.

   Security transactions and investment income

   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on the accrual basis.

   Income taxes

   The Fund is subject to income taxes in years when it does not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund accounts for income taxes using the liability method, whereby deferred tax assets and liabilities arise from the tax effect of temporary differences between the financial statement and tax bases of assets and liabilities, measured using presently enacted tax rates. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.

                           STEADMAN INVESTMENT FUND


2. Trust shares
   The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:

                                        For the 6 months ended              For the year              For the period January 1
                                          December 31, 1996             ended June 30, 1995          1995 through June 30, 1995
                                      --------------------------      -----------------------       ----------------------------
                                       Shares            Amount        Shares          Amount         Shares             Amount
                                      --------          --------      --------        --------       --------           --------
   Shares sold...............          -- 0 --        $  -- 0 --       -- 0 --      $  -- 0 --        -- 0 --         $  -- 0--
   Shares redeemed...........         (43,864)          (38,043)     (205,360)       (200,097)       (65,380)           (63,007)
                                    ----------        ----------    ----------      ----------     ----------         ----------
      Net decrease...........         (43,864)        $ (38,043)     (205,360)      $(200,097)       (65,380)         $ (63,007)
                                                      ==========                    ==========                        ==========
   Shares outstanding:
        Beginning of period..       2,038,728                       2,244,088                      2,309,468
                                    ----------                      ----------                     ----------
        End of Period........       1,994,864                       2,038,728                      2,244,088
                                    ==========                      ==========                     ==========

3. Purchases and sales of securities
   During the six months ended December 31, 1996, purchases and sales of investment securities aggregated $1,668,297 and $1,677,098, respectively.

   The net unrealized appreciation of investments aggregated $277,255, of which $348,475 relates to gross unrealized appreciation where there is an excess of value over tax cost and $71,220 related to gross unrealized depreciation of investments where there is an excess of tax cost over value.

4. Investment advisory fee and transactions with affiliates
   Steadman Security Corporation (SSC) has provided investment advisory services under an agreement which first became effective in 1972. On February 28, 1984, at the Annual Meeting of the shareholders, a new Investment Advisory Agreement was approved. Under the new advisory agreement SSC will continue to provide the same services it provides under the same terms and conditions of the previous agreement. The agreement will continue in effect subject to the annual approval by the Board of Trustees or by a majority of the outstanding voting securities of the Fund. The fee for investment advisory services is based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, SSC received fees from the Fund for the performance of delegated services (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at $1.35 per account. SSC received reimbursements from the Fund for the salaries and benefits of its employees who perform functions other than investment advisory and shareholder service functions for the Fund.

   Certain officers and trustees of the Fund are "affiliated persons" of the Investment Adviser, as defined by the Investment Company Act of 1940.

STEADMAN INVESTMENT FUND
1730 K Street, N.W.
Washington, D.C. 20006
1-800-424-8570
202-223-1000 Washington D.C. area

Transfer Agent
Steadman Security Corporation
1730 K Street, N.W.
Washington, D.C. 20006

Custodian
Crestar Bank, N.A.
1445 New York Ave., N.W.
Washington, D.C.  20005

Independent Accountants
Coopers & Lybrand L.L.P
1900 K Street N.W.
Washington D.C. 20006

For more information about
Steadman Investment Fund,
account information or daily
Net Asset Values, call:

Shareholder Services
1-800-424-8570
202-223-1000 Washington, D.C. area


                                   STEADMAN
                                  Investment
                                     Fund



                                  SEMI-ANNUAL
                                    REPORT
                               December 31, 1996



                        A Steadman NO-LOAD Mutual Fund



                               STEADMAN SECURITY
                                  CORPORATION

                              Investment Adviser